UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D. C. 20549
                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2013

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Fiduciary Asset Management LLC
Address:                 8325 Forsyth Boulevard, Suite 700
                         Clayton, MO  63105

Form 13F File Number: 28-05030

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pam Brown
Title:     Chief Compliance Officer
Phone:     314-446-6763

Signature, Place, and Date of Signing:


/s/ Wiley Angell                       Clayton, MO              04/16/2013
___________________________        _______________         __________

      [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               82

Form 13F Information Table Value Total:             $372,776

                                                    (thousands)

List of Other Included Mangers:

No.      Form 13F File #            Name

04       028-10624                  Curian Capital LLC
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna                                           00817Y108      425     8310 SH       Sole                     8310
AllianceBernstein Holding LP                    01881G106      280    12770 SH       Sole                    12770
Apple Inc                                       037833100     8617    19466 SH       Sole                    19081               385
                                                              1284     2900 SH       Defined 04               2900
AT&T Inc                                        00206R102     8941   243697 SH       Sole                   239672              4025
                                                              1372    37400 SH       Defined 04              37400
Bristol-Myers Squibb                            110122108      305     7405 SH       Sole                     7405
Chevron Corp                                    166764100    12840   108062 SH       Sole                   105982              2080
                                                              2436    20500 SH       Defined 04              20500
Cisco Systems                                   17275R102     7028   336326 SH       Sole                   330246              6080
                                                               901    43100 SH       Defined 04              43100
Coca Cola                                       191216100    42307  1046164 SH       Sole                  1040494              5670
ConocoPhillips                                  20825c104     8876   147685 SH       Sole                   144208              3477
                                                              1490    24800 SH       Defined 04              24800
Deere & Co.                                     244199105     7269    84546 SH       Sole                    82951              1595
                                                               989    11500 SH       Defined 04              11500
Dow Chemical                                    260543103     5557   174524 SH       Sole                   170959              3565
                                                              1146    36000 SH       Defined 04              36000
DTE Energy Holding                              233331107      366     5355 SH       Sole                     5355
DuPont                                          263534109      266     5411 SH       Sole                     5411
Energizer Holdings                              29266r108     4452    44640 SH       Sole                    44640
Exxon Mobil                                     30231G102      895     9937 SH       Sole                     9937
FirstEnergy                                     337932107      233     5510 SH       Sole                     5510
General Electric Co                             369604103    11305   488950 SH       Sole                   479020              9930
                                                              1528    66100 SH       Defined 04              66100
Heinz                                           423074103    12471   172556 SH       Sole                   169496              3060
                                                              1655    22900 SH       Defined 04              22900
Henry Schein                                    806407102      460     4975 SH       Sole                     4975
Home Depot                                      437076102     6759    96864 SH       Sole                    96864
                                                              1207    17300 SH       Defined 04              17300
Honeywell                                       438516106     6671    88531 SH       Sole                    86911              1620
                                                               980    13000 SH       Defined 04              13000
Intel                                           458140100      257    11775 SH       Sole                    11775
International Fuel Technology                   45953X208       11   115860 SH       Sole                   115860
Intl Business Machines                          459200101    11600    54384 SH       Sole                    53269              1115
                                                              1664     7800 SH       Defined 04               7800
Johnson & Johnson                               478160104     9207   112930 SH       Sole                   110650              2280
                                                              1313    16100 SH       Defined 04              16100
Kimberly Clark                                  494368103      393     4010 SH       Sole                     4010
Kinder Morgan Inc.                              49456b101      661    17100 SH       Sole                    17100
Kraft Foods Group Inc                           50076Q106     9397   182359 SH       Sole                   178984              3375
                                                              1247    24200 SH       Defined 04              24200
McDonalds Corp                                  580135101    10831   108643 SH       Sole                   106183              2460
                                                              1725    17300 SH       Defined 04              17300
Medtronic                                       585055106     8090   172274 SH       Sole                   169469              2805
                                                              1080    23000 SH       Defined 04              23000
Merck & Co                                      58933Y105      234     5300 SH       Sole                     5300
Microsoft                                       594918104     8346   291767 SH       Sole                   285212              6555
                                                              1250    43700 SH       Defined 04              43700
Mondelez Int'l Inc                              609207105     7873   257175 SH       Sole                   252270              4905
                                                              1320    43100 SH       Defined 04              43100
Nutrition 21                                                     0    20000 SH       Sole                    20000
Pepsico                                         713448108     7524    95110 SH       Sole                    95110
                                                              1590    20100 SH       Defined 04              20100
Pfizer                                          717081103    16336   566041 SH       Sole                   557371              8670
                                                              2491    86300 SH       Defined 04              86300
Philip Morris Intl                              718172109    14100   152088 SH       Sole                   148748              3340
                                                              2132    23000 SH       Defined 04              23000
Procter & Gamble                                742718109      308     4000 SH       Sole                     4000
Qualcomm                                        747525103     9585   143184 SH       Sole                   141299              1885
                                                              1540    23000 SH       Defined 04              23000
Schlumberger                                    806857108     5690    75983 SH       Sole                    74523              1460
                                                               951    12700 SH       Defined 04              12700
SPDR S&P 500 ETF Trust                          78462F103     7066    45101 SH       Sole                    45101
                                                              2507    16000 SH       Defined 04              16000
Time Warner Cable Inc                           88732j207     2458    25589 SH       Sole                    25589
Time Warner Inc.                                887317303      259     4495 SH       Sole                     4495
TJX Companies                                   872540109     1959    41899 SH       Sole                    37869              4030
Union Pacific                                   907818108    14742   103519 SH       Sole                   101044              2475
                                                              2051    14400 SH       Defined 04              14400
United Parcel Service                           911312106      241     2805 SH       Sole                     2805
United Technologies                             913017109     7615    81503 SH       Sole                    79868              1635
                                                              1345    14400 SH       Defined 04              14400
US Bancorp                                      902973304      229     6735 SH       Sole                     6735
Verizon Comm.                                   92343v104     8286   168588 SH       Sole                   164598              3990
                                                              1130    23000 SH       Defined 04              23000
Wal-Mart Stores                                 931142103     8680   115993 SH       Sole                   114013              1980
                                                              1527    20400 SH       Defined 04              20400
Whirlpool                                       963320106    10918    92163 SH       Sole                    89968              2195
                                                              1706    14400 SH       Defined 04              14400